Issued capital - Narrative (Details) - Ordinary shares - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	May 15, 2024
Disclosure of classes of share capital [line items]
Number of restricted shares issued (in shares)	901,311	1,496,768
Number of shares outstanding (in shares)	214,406,298	187,864,454
B. Riley Principal Capital II, LLC | At-the-Market Offerings
Disclosure of classes of share capital [line items]
Maximum value of shares to be issued under share sale option agreement (in shares)			$ 500,000,000